Loss Per Share	6 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 11 - LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to Company's owners by the weighted average number of issued ordinary shares.

	Six-month period ended June 30		Three-month period ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands

Loss attributable to Company's owners	(1,544)	(2,510)	(2,227)	(226)
The weighted average of the number of issued ordinary shares (in thousands of shares)	199,293	5,607	330,347	6,117
Basic loss per share (dollar)	(0.01)	(0.48)	(0.01)	(0.04)

b.	Diluted

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company's ordinary shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Six-month period ended June 30		Three-month period ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands
Loss attributable to Company's owners, used in computation of basic loss per share	(1,544)	(2,510)	(2,227)	(226)
Adjustment in respect of the finance income relating to derivative financial instruments	(2,826)	(731)	(334)	(1,098)
	(4,370)	(3,241)	(2,561)	(1,324)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	199,293	5,607	330,347	6,117
Adjustment in respect of incremental shares assuming the conversion to derivative financial instruments	79,656	1,115	37,718	4,614
	278,949	6,722	368,065	10,731
Diluted loss per share (dollar)	(0.02)	(0.48)	(0.01)	(0.12)

When calculating the diluted loss per share the Company accounted for the dilutive effect of the derivative financial instruments and the Convertible Debentures for the six- and three-month periods. Other financial instruments were not accounted for when calculating the diluted loss per share since their effect, on a fully diluted basis, is anti-dilutive.